Pension Health Care And Postretirement Benefits Other Than Pensions (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
Effect on total of service and interest cost components, One-Percentage-Point, Increase	$ 148
Effect on total of service and interest cost components, One-Percentage-Point, Decrease	(158)
Effect on the postretirement benefit obligation One-Percentage-Point, Increase	2,953
Effect on the postretirement benefit obligation One-Percentage-Point, Decrease	(3,120)
Retiree health care benefit cash payments
Retiree Health Care Benefits, 2014	19,119
Medicare Prescription Reimbursement, 2014	(1,342)
Expected Cash Payments - Net 2014	17,777
Retiree Health Care Benefits, 2015	20,395
Medicare Prescription Reimbursement, 2015	(1,511)
Expected Cash Payments - Net 2015	18,884
Retiree Health Care Benefits, 2016	21,396
Medicare Prescription Reimbursement, 2016	(1,680)
Expected Cash Payments - Net 2016	19,716
Retiree Health Care Benefits, 2017	22,260
Expected Cash Payments - Net 2017	22,260
Retiree Health Care Benefits, 2018	22,606
Expected Cash Payments - Net 2018	22,606
Retiree Health Care Benefits, 2018 through 2022	109,636
Expected Cash Payments - Net 2018 through 2022	109,636
Retiree Health Care Benefits	215,412
Medicare Prescription Reimbursement	(4,533)
Expected Benefit Cash Payments	$ 210,879